Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Beginning Balance	$ 62,500	$ 582,682	$ 582,682
Ending Balance	9,931		$ 62,500	$ 582,682
Chief Executive Officer [Member]
Beginning Balance	62,500
Monies owed	60,000
Monies paid	(60,000)
Ending Balance			$ 62,500
Chief Technical Officer [Member]
Beginning Balance	15,050
Monies owed	137,624		$ 218,195
Monies paid	(142,743)		(203,145)
Ending Balance	9,931		15,050
Former Chief Executive Officer / Director [Member]
Beginning Balance	62,500	$ 114,434	114,434
Monies owed	9,000	29,898
Monies paid	$ (71,500)	(44,332)
Ending Balance		$ 100,000	$ 62,500	$ 114,434